Operating segments - Additional Information (Detail)	12 Months Ended
Jun. 30, 2021 Major_Customer Segments
Disclosure of operating segments [abstract]
Number of operating segments | Segments	0
Number of major customers | Major_Customer	2
Concentration risk major customer percentage	10.00%